FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2024	2023
Current
Marketable securities	$571	$498
Restricted cash	165	189
Derivative assets	185	120
Loans and notes receivable	396	243
Other financial assets (1)	220	89
Total current	$1,537	$1,139
Non-current
Marketable securities	$2,333	$2,748
Restricted cash	63	54
Derivative assets	337	290
Loans and notes receivable (2)	5,734	6,702
Other financial assets (1)	2,367	2,243
Total non-current	$10,834	$12,037
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership's residential mortgage insurer and convertible preferred shares held in the partnership's audience measurement operation.
(2)Loans and notes receivable includes $5,014 million (2023: $5,844 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.